Subsequent Events	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 19, 2021, the date that the financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 10 — Subsequent Events

On November 2, 2021, the Company, PubCo, Merger Sub 1, Merger Sub 2, Authentic Brands and Blocker entered into a business combination agreement (the “Business Combination Agreement”), pursuant to which the Company agreed to combine with Authentic Brands in a series of transactions that will result in PubCo becoming a publicly-traded company and controlling Authentic Brands in an “Up-C” structure.

Pursuant to the Proposed Business Combination, among other things:

(1)the Company will merge with and into Merger Sub 1, with Merger Sub 1 surviving the merger as a direct wholly owned subsidiary of PubCo (the “SilverBox Merger”), and (x) each share of Class A Common Stock and Class C common stock, par value $0.0001 per share (“Class C Common Stock”), outstanding immediately prior to the effectiveness of the SilverBox Merger being converted into the right to receive one share of PubCo’s Class A common stock, par value $0.0001 per share (“PubCo Class A Common Stock”), (y) each share of Class B Common Stock outstanding immediately prior to the effectiveness of the SilverBox Merger being converted into the right to receive a combination of shares of PubCo Class A Common Stock and PubCo’s Class C common stock, par value $0.0001 per share (“PubCo Class C Common Stock”), which PubCo Class C Common Stock will have no voting rights and will be restricted and convertible automatically into shares of PubCo Class A Common Stock upon the occurrence of certain events, and (z) each warrant of the Company outstanding immediately prior to the effectiveness of the SilverBox Merger being converted into the right to receive one warrant of PubCo, with PubCo assuming the Company’s obligations under the existing warrant agreement;

(2)immediately following the SilverBox Merger, Merger Sub 2 will merge with and into Blocker, with Blocker surviving the merger as a direct wholly owned subsidiary of Merger Sub 1 and an indirect wholly owned subsidiary of PubCo (the “Blocker Merger”), and each share of common stock of Blocker outstanding immediately prior to the effectiveness of the Blocker Merger being converted into the right to receive a combination of shares of PubCo Class A Common Stock, shares of PubCo Class C Common Stock, and cash; and

(3)PubCo will issue to certain existing members of Authentic Brands (the “Continuing Unitholders”) shares of PubCo’s Class B common stock, par value $0.0001 per share (“PubCo Class B Common Stock”), which will have no economic rights but will entitle the holders thereof to vote on all matters on which stockholders of PubCo are entitled to vote generally, equal to the number of Company Common Units held by such members in Authentic Brands.

As a result of the Proposed Business Combination, among other things:

(1)PubCo will hold limited liability company interests in Authentic Brands (LLC Units) and will be the managing member of Authentic Brands; and

(2)the Continuing Unitholders will hold (i) non-voting LLC Units (LLC Common Units) that are exchangeable on a one-for-one basis for shares of PubCo Class A Common Stock or cash (subject to surrendering a corresponding number of shares of PubCo Class B Common Stock for cancellation), (ii) restricted LLC Units that will be subject to vesting, forfeiture and certain other conditions as specified in the limited liability company agreement of Authentic Brands, and (iii) a number of shares of PubCo Class B Common Stock corresponding to the number of Company Common Units held.

Concurrently with the execution of the Proposed Business Combination Agreement, SilverBox entered into subscription and backstop agreements with various accredited investors, including certain members of the Sponsor and certain limited partners and co-investors of Engaged Capital, which is a member of the Sponsor, pursuant to which such investors agreed to purchase (i) an aggregate of 10,000,000 shares of Class C Common Stock (which will be issued and purchased prior to the effective time of the SilverBox Merger and will then be converted into the right to receive shares of PubCo Class A Common Stock pursuant to the SilverBox Merger) for an aggregate purchase price of $100,000,000, and (ii) up to an additional 10,000,000 shares of Class C Common Stock in the aggregate to the extent redemptions of Class A Common Stock exceed $100,000,000. In addition, investment funds and accounts managed by Engaged Capital agreed to purchase an aggregate of 10,000,000 shares of Class C Common Stock for an aggregate purchase price of $100,000,000 pursuant to an amended and restated forward purchase agreement.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to November 19, 2021, the date that the financial statements were issued. Based upon this review, other than as described above, the Company did not identify any subsequent events other than below that would have required adjustment or disclosure in the financial statement.

In conjunction with the Proposed Business Combination, on October 28, 2021 through November 1, 2021 the Company entered into agreements with multiple investment banking firms to provide capital markets advisory services pursuant to which $3.85 million total fees will become due and payable upon the successful completion of the Proposed Business Combination.